Subsidiary Guarantor Information - Supplemental Statement of Cash Flows (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Operating activities:
Net (loss) income for the year		$ (280,850,619)	$ (191,144,342)	$ (712,567,398)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization	$ 7,919,689	156,704,513	150,439,491	167,951,250
(Reversal) impairment of wells, pipelines, properties, plant and equipment	7,653,856	151,444,560	(331,314,343)	477,944,690
Unsuccessful wells	311,554	6,164,624	29,106,084	23,213,519
Exploration costs		(1,447,761)	(2,022,826)	(5,698,511)
Disposal of wells, pipelines, properties, plant and equipment	862,381	17,063,671	3,771,287	24,638,537
Loss in sale of fixed assets			27,882,480
Gain on sale of share in joint ventures and associates	(158,647)	(3,139,103)	(15,211,039)	(680,630)
Profit (loss) sharing in joint ventures and associates			(2,135,845)	(2,318,115)
Disposal of held-for-sale current non-financial assets		2,808,360
Impairment of goodwill			4,007,018
Dividends	(9,131)	(180,675)	(293,397)	(359,941)
Effects of net present value of reserve for well abandonment	392,890	7,774,000	11,968,966	(608,160)
Profit (loss) sharing in investments		(360,440)
Decrease on available-for-sale financial assets	68,743	1,360,205
Net loss on available-for-sale financial assets	178,087	3,523,748
Unrealized foreign exchange loss (gain)	(843,265)	(16,685,439)	243,182,764	152,676,256
Interest expense	5,945,638	117,644,548	98,844,464	67,773,593
Accounts receivable, accounts payable and derivative financial instruments		(123,501,225)	(89,784,505)	33,429,565
Inventories	(908,028)	(17,966,870)	(1,358,879)	6,167,728
Other assets		(7,024,023)	(25,128,530)	(16,602,365)
Employee benefits	2,530,255	50,065,396	47,293,069	(116,022,232)
Net cash flows from (used in) operating activities	3,204,044	63,397,470	(41,898,083)	98,937,786
Acquisition of wells, pipelines, properties, plant and equipment	(4,642,485)	(91,859,465)	(151,408,480)	(253,514,001)
Investments in associates				(36,214)
Resources from sale of shares in associates	158,779	3,141,710	22,684,736	4,417,138
Cash flows used in investing activities	(4,078,038)	(80,690,919)	(132,492,848)	(249,133,077)
Resources from sale available-for-sale financial assets	405,668	8,026,836
Proceeds from the sale of fixed assets			560,665
Business acquisition			(4,329,769)
Financing activities:
Increase in equity due to Certificates of Contributions "A"			73,500,000	10,000,000
Loans obtained from financial institutions	35,615,614	704,715,468	841,991,767	378,971,078
Debt payments, principal only	(32,342,434)	(642,059,819)	(614,987,329)	(193,618,498)
Interest paid	(5,504,223)	(108,910,417)	(88,754,141)	(62,737,150)
Cash flows provided by financing activities:	(2,231,043)	(46,254,768)	211,750,297	132,615,430
Cash flows provided by financing activities:	(2,231,043)	(46,254,768)	211,750,297	132,615,430
Net (decrease) increase in cash and cash equivalents	(3,211,663)	(63,548,217)	37,359,366	(17,579,861)
Effects of change in cash value	(107,776)	(2,132,542)	16,804,267	8,960,213
Cash and cash equivalents at the beginning of the year	8,264,769	163,532,513	109,368,880	117,988,528
Cash and cash equivalents at the end of the year	$ 4,945,330	97,851,754	163,532,513	109,368,880
Petroleos Mexicanos [member]
Operating activities:
Net (loss) income for the year		(280,844,898)	(191,311,476)	(712,177,124)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization		1,155,881	1,066,033	789,657
Disposal of wells, pipelines, properties, plant and equipment		433,391	320,599	180,992
Profit (loss) sharing in joint ventures and associates			117,249,643	749,963,958
Profit (loss) sharing in investments		211,567,169
Unrealized foreign exchange loss (gain)		(13,526,153)	231,191,646	145,971,158
Interest expense		100,545,114	91,044,541	63,460,443
Accounts receivable, accounts payable and derivative financial instruments		(88,496,967)	23,636,331	(58,554,144)
Inventories		(62,421)	83,317	108,568
Other assets		(7,091,867)	(2,405,412)	(149,819)
Employee benefits		18,829,768	2,591,000	(10,037,444)
Inter-company charges and deductions		7,284,124	(393,835,932)	(310,384,820)
Net cash flows from (used in) operating activities		(50,206,859)	(120,369,710)	(130,828,575)
Acquisition of wells, pipelines, properties, plant and equipment		(1,436,926)	(2,172,586)	(1,496,277)
(Increase) decrease due to Inter-company investing		25,611,359	(39,612,699)	(39,108,879)
Cash flows used in investing activities		24,174,433	(41,785,285)	(40,605,156)
Financing activities:
Increase in equity due to Certificates of Contributions "A"			73,500,000	10,000,000
Loans obtained from financial institutions		401,947,349	571,944,209	345,383,990
Debt payments, principal only		(327,703,729)	(372,809,166)	(147,927,857)
Interest paid		(93,755,698)	(82,008,347)	(58,123,368)
Inter-company increase (decrease) financing				(3,626,448)
Cash flows provided by financing activities:		(19,512,078)	190,626,696	145,706,317
Cash flows provided by financing activities:		(19,512,078)	190,626,696	145,706,317
Net (decrease) increase in cash and cash equivalents		(45,544,504)	28,471,701	(25,727,414)
Effects of change in cash value			5,570,892	11,185,788
Cash and cash equivalents at the beginning of the year		92,503,607	58,461,014	73,002,640
Cash and cash equivalents at the end of the year		46,959,103	92,503,607	58,461,014
Subsidiary guarantors [member]
Operating activities:
Net (loss) income for the year		(206,484,532)	(139,410,398)	(765,702,826)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization		152,607,943	146,545,307	164,221,429
(Reversal) impairment of wells, pipelines, properties, plant and equipment		145,302,407	(330,037,834)	476,276,159
Unsuccessful wells		6,164,624	29,106,084	23,213,519
Exploration costs		(1,447,761)	(2,022,826)	(5,698,511)
Disposal of wells, pipelines, properties, plant and equipment		14,687,229	2,658,625	21,945,266
Loss in sale of fixed assets			27,882,480
Gain on sale of share in joint ventures and associates		(3,139,103)	(15,211,039)	(337,675)
Profit (loss) sharing in joint ventures and associates			(628,356)	(198,786)
Disposal of held-for-sale current non-financial assets		2,808,360
Effects of net present value of reserve for well abandonment		7,774,000	11,968,966	(608,160)
Profit (loss) sharing in investments		(409,955)
Unrealized foreign exchange loss (gain)		(1,585,910)	6,754,046	2,996,219
Interest expense		15,736,420	5,687,502	3,414,430
Accounts receivable, accounts payable and derivative financial instruments		(14,214,566)	(158,449,370)	119,761,648
Inventories		(3,086,181)	3,508,494	4,547,843
Other assets		(483,389)	(22,600,504)	(16,578,827)
Employee benefits		31,489,785	136,354,337	(94,183,192)
Inter-company charges and deductions		(114,968,213)	(83,049,125)	30,044,041
Net cash flows from (used in) operating activities		30,751,158	(380,943,611)	(36,887,423)
Acquisition of wells, pipelines, properties, plant and equipment		(87,274,561)	(147,786,686)	(239,315,507)
Resources from sale of shares in associates		3,863,072	23,050,344	(130,323)
Cash flows used in investing activities		(83,411,489)	(124,175,677)	(239,445,830)
Proceeds from the sale of fixed assets			560,665
Financing activities:
Increase in equity due to Certificates of Contributions "A"				(1,915,922)
Loans obtained from financial institutions			34,483,348
Debt payments, principal only		(7,981,937)	(6,414,441)	(8,081,177)
Interest paid		(13,991,633)	(4,706,946)	(3,443,923)
Inter-company increase (decrease) financing		83,716,743	464,488,030	289,859,173
Cash flows provided by financing activities:		61,743,173	487,849,991	276,418,151
Cash flows provided by financing activities:		61,743,173	487,849,991	276,418,151
Net (decrease) increase in cash and cash equivalents		9,082,842	(17,269,297)	84,898
Effects of change in cash value			20,371,126	1,138,356
Cash and cash equivalents at the beginning of the year		9,732,503	6,630,674	5,407,420
Cash and cash equivalents at the end of the year		18,815,345	9,732,503	6,630,674
Non-guarantor subsidiaries [member]
Operating activities:
Net (loss) income for the year		(5,082,639)	22,160,755	15,738,868
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization		2,940,689	2,828,151	2,940,164
(Reversal) impairment of wells, pipelines, properties, plant and equipment		6,142,153	(1,276,509)	1,668,531
Disposal of wells, pipelines, properties, plant and equipment		1,943,051	792,063	2,512,279
Gain on sale of share in joint ventures and associates				(342,955)
Profit (loss) sharing in joint ventures and associates			(1,507,489)	(2,119,329)
Impairment of goodwill			4,007,018
Dividends		(180,675)	(293,397)	(359,941)
Profit (loss) sharing in investments		49,515
Decrease on available-for-sale financial assets		1,360,205
Net loss on available-for-sale financial assets		3,523,748
Unrealized foreign exchange loss (gain)		(1,573,376)	5,237,072	3,708,879
Interest expense		1,363,014	2,112,421	898,720
Accounts receivable, accounts payable and derivative financial instruments		(20,789,692)	45,028,534	(27,777,939)
Inventories		(14,818,268)	(4,950,690)	1,511,317
Other assets		551,233	(122,614)	126,281
Employee benefits		(254,157)	(91,652,268)	(11,801,596)
Inter-company charges and deductions		514,270	48,435,633	31,975,215
Net cash flows from (used in) operating activities		(24,310,929)	30,798,680	18,678,494
Acquisition of wells, pipelines, properties, plant and equipment		(3,147,978)	(1,449,208)	(12,702,217)
Investments in associates				(36,214)
Resources from sale of shares in associates		(721,362)	(365,608)	4,547,461
Cash flows used in investing activities		4,157,496	(6,144,585)	(8,190,970)
Resources from sale available-for-sale financial assets		8,026,836
Business acquisition			(4,329,769)
Financing activities:
Increase in equity due to Certificates of Contributions "A"				1,844,394
Loans obtained from financial institutions		302,768,119	235,564,210	33,587,088
Debt payments, principal only		(306,374,153)	(235,763,722)	(37,609,464)
Interest paid		(1,163,086)	(2,038,848)	(1,169,859)
Inter-company increase (decrease) financing		(2,164,002)	3,741,227	922,972
Cash flows provided by financing activities:		(6,933,122)	1,502,867	(2,424,869)
Cash flows provided by financing activities:		(6,933,122)	1,502,867	(2,424,869)
Net (decrease) increase in cash and cash equivalents		(27,086,555)	26,156,962	8,062,655
Effects of change in cash value		(2,132,542)	(9,137,751)	(3,363,931)
Cash and cash equivalents at the beginning of the year		61,296,403	44,277,192	39,578,468
Cash and cash equivalents at the end of the year		32,077,306	61,296,403	44,277,192
Intersegment Eliminations [member]
Operating activities:
Net (loss) income for the year		211,561,450	117,416,777	749,573,684
Adjustments to reconcile net loss to cash provided by operating activities:
Profit (loss) sharing in joint ventures and associates			(117,249,643)	(749,963,958)
Profit (loss) sharing in investments		(211,567,169)
Inter-company charges and deductions		107,169,819	428,449,424	248,365,564
Net cash flows from (used in) operating activities		107,164,100	428,616,558	247,975,290
(Increase) decrease due to Inter-company investing		(25,611,359)	39,612,699	39,108,879
Cash flows used in investing activities		(25,611,359)	39,612,699	39,108,879
Financing activities:
Increase in equity due to Certificates of Contributions "A"				71,528
Inter-company increase (decrease) financing		(81,552,741)	(468,229,257)	(287,155,697)
Cash flows provided by financing activities:		(81,552,741)	(468,229,257)	(287,084,169)
Cash flows provided by financing activities:		$ (81,552,741)	$ (468,229,257)	$ (287,084,169)